INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Line Items]
Major Components Of Income Tax Expenses [Text Block]
The expense for income tax for the years ended on December 31, 2017, 2016 and 2015 comprise the following:

	December 31, 2017		December 31, 2016		December 31, 2015
Current period income tax	Ps.	1,276,458	Ps.	1,264,066	Ps.	1,190,949
Income tax surcharge		151,980		-		-
CREE tax		-		295,324		356,475
CREE surcharge		-		193,425		200,965
Subtotal current period taxes		1,428,438		1,752,815		1,748,389
Prior years adjustments (1)		(117,568)		(13,440)		(19,282)
Adjustment due to uncertain tax positions in prior years		(7,367)		(31,067)		3,542
Deferred taxes		449,291		348,601		146,321
Total	Ps.	1,752,794	Ps.	2,056,909	Ps.	1,878,970

(1) Includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016

Reconciliation Between Effective Income Tax Explanatory [Text Block]
Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2017, 2016 and 2015:

	Years ended on:
	December 31, 2017		December 31, 2016		December 31, 2015
Profit before income tax	Ps.	4,915,227	Ps.	5,573,845	Ps.	5,224,656
Enacted tax rate in Colombia		40%		40%		39%
Theoretical income tax expense		1,966,091		2,229,538		2,037,616
Nondeductible expenses		387,933		339,803		298,773
Tax losses considered non recoverable for income tax purpose		96,266		140,904		-
Presumptive income considered non recoverable for income tax purpose		7,991		45,385		28,954
Wealth tax		40,762		107,051		118,245
Nontaxable dividends		(19,587)		(15,655)		(47,883)
Nontaxable income under equity method in associates		(68,026)		(56,306)		(91,572)
Profit (loss) on sales or appraisal of investment		(16,584)		(71,669)		(7,697)
Nontaxable interest income and other income		(137,312)		(150,714)		(61,561)
Other nontaxable income		(155,010)		(83,742)		(75,171)
Revenues taxable at different tax rate		(658)		(14,983)		(5,602)
Difference from expenses deductibles at different tax rate		(11,822)		(4,679)		6,971
Tax benefits in the acquisition of property and equipment		(20,585)		(66,245)		(67,574)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(200,661)		(143,109)		(66,729)
Effect on the deferred income tax due to changes in tax rates		(38,574)		(96,232)		(71,962)
Expenses considered non recoverable for deferred income tax purposes		-		1,465		11,598
Prior year adjustments		(117,568)		(13,440)		(44,581)
Adjustments due to uncertain tax positions in previous year		(7,367)		(31,067)		28,374
Other		47,505		(59,396)		(111,229)
Total tax expense of the year	Ps.	1,752,794	Ps.	2,056,909	Ps.	1,878,970
Effective income tax rate		35.66%		36.90%		35.96%

Tax Loss Carry Forward In Excess of Minimum Presumptive Income Explanatory [Text Block]
As of December 31, 2017 and 2016, following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets.

	December 31, 2017		December 31, 2016
Tax loss carry forwards expiring on:

December 31, 2019		4,732		-
December 31, 2020		1,758		-
December 31, 2029		3,107		-
December 31, 2030		160,084		-
Without expiration date		484,376		397,869
Subtotal		654,057		397,869

Excess of presumptive income expiring on:
December 31, 2017		-		5,041
December 31, 2018		43,668		43,307
December 31, 2019		64,590		83,871
December 31, 2020		48,170		54,150
December 31, 2021		64,998		49,600
December 31, 2022		46,727		-
Subtotal		268,153		235,969
Total	Ps.	922,210	Ps.	633,838

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Year ended on December 31, 2017

	Balance as of December 31, 2016		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2017
Deferred tax assets
Debt securities at fair value	Ps.	62,627	Ps.	(30,580)	Ps.	(23,966)	Ps.	-	Ps.	8,081
Equity securities at fair value		1,583		(1,254)		(321)		-		8
Derivative instruments		78,740		(41,935)		-		-		36,805
Accounts receivable		16,278		(15,589)		-		10		699
Differences between the accounting and tax bases of loans and receivables		6,014		65,924		-		-		71,938
Allowance for impairment on loans and receivables		105,573		(39,446)		-		-		66,127
Allowance for other accounts receivable		6,219		(1,570)		-		-		4,649
Financial assets in concession contracts		25,837		2,571		-		128		28,536
Differences between accounting and tax basis of foreclosed assets		4,846		13,315		-		-		18,161
Differences between accounting and tax basis of the cost in property, plant and equipment		296,269		68,271		-		-		364,540
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		5,699		6,294		-		-		11,993
Biological assets		101		68		-		-		169
Differences between accounting and tax basis of deferred charges and of intangible assets		113,817		30,922		-		886		145,625
Tax losses carry forward		385,855		(53,556)		-		55		332,354
Surplus of presumptive income		19,480		(16,952)		-		-		2,528
Provisions		212,695		(17,649)		-		2,917		197,963
Employee benefits		104,606		(29,658)		23,976		-		98,924
Deferred income		113,380		(113,380)		-		-		-
Lease agreements		9.160		(1,118)		-		-		8,042
Other		69,022		52,233		935		1,455		123,645
Subtotal	Ps.	1,637,801	Ps.	(123,089)	Ps.	624	Ps.	5,451	Ps.	1,520,787

Defered tax liabilities
Debt securities at fair value	Ps.	(27,278)	Ps.	29,105	Ps.	(46,319)	Ps.	-	Ps.	(44,492)
Equity securities at fair value		(122,513)		302		33		952		(121,226)
Derivative instruments		(67,974)		(15,190)		(4,361)		-		(87,525)
Accounts receivable		(260,621)		(46,335)		-		-		(306,956)
Differences between the accounting and tax bases of loans and receivables		(268,747)		(53,999)		-		-		(322,746)
Allowance for impairment on loans and receivables		(275,785)		(122,053)		-		-		(397,838)
Differences between accounting and tax basis of foreclosed assets		(46,783)		(25,426)		-		-		(72,209)
Provision for foreclosed assets		(37,798)		(3,856)		-		-		(41,654)
Differences between the accounting and tax base for property plant and equipment costs		(400,180)		36,404		-		(38)		(363,814)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(209,549)		30,948		-		(1,276)		(179,877)
Differences between accounting and tax basis of deferred charges and of intangible assets		(60,598)		(47,123)		-		-		(107,721)
Provisions		(471)		(62)		116		(158)		(575)
Goodwill		(86,036)		(83,639)		-		-		(169,675)
Deferred Income		(34,613)		(5,921)		-		-		(40,534)
Financial assets in concession arrangements		(718,496)		20,548		-		(2,790)		(700,738)
Biological assets		(6,806)		(9,777)		-		-		(16,583)
Other		(65,400)		(30,128)		(11,053)		2,537		(104,044)
Subtotal	Ps.	(2,689,648)	Ps.	(326,202)	Ps.	(61,584)	Ps.	(773)	Ps.	(3,078,207)
Net	Ps.	(1,051,847)	Ps.	(449,291)	Ps.	(60,960)	Ps.	4,678	Ps.	(1,557,420)

Year ended on December 31, 2016

	Balance as of December 31, 2015		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2016
Deferred tax assets
Debt securities at fair value	Ps.	290,465	Ps.	(5,459)	Ps.	(212,090)	Ps.	(10,289)	Ps.	62,627
Equity securities at fair value		323		(26,416)		27,676		-		1,583
Derivative instruments		518,992		(223,831)		(165,894)		(50,527)		78,740
Accounts receivable		7,852		8,426		-		-		16,278
Differences between the accounting and tax bases of loans and receivables		5,652		362		-		-		6,014
Allowance for impairment on loans and receivables		96,054		9,679		-		(160)		105,573
Allowance for other accounts receivable		18,119		(11,900)		-		-		6,219
Financial assets in concession contracts		12,096		13,741		-		-		25,837
Differences between accounting and tax basis of foreclosed assets		13,326		(8,480)		-		-		4,846
Differences between accounting and tax basis of the cost in property, plant and equipment		58,505		237,739		-		25		296,269
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		5,415		284		-		-		5,699
Biological assets		369		(268)		-		-		101
Differences between accounting and tax basis of deferred charges and of intangible assets		77,055		37,167		-		(405)		113,817
Tax losses carry forward		527,153		(140,623)		-		(675)		385,855
Surplus of presumptive income		166,116		(146,636)		-		-		19,480
Provisions		146,578		60,716		5,706		(305)		212,695
Employee benefits		101,224		(5,718)		8,677		423		104,606
Goodwill		6,947		(6,947)		-		-		-
Deferred income		35,857		77,523		-		-		113,380
Lease agreements		8,414		746		-		-		9.160
Other		174,966		(107,102)		-		1,158		69,022
Subtotal	Ps.	2,271,478	Ps.	(236,997)	Ps.	(335,925)	Ps.	(60,755)	Ps.	1,637,801

Deffered tax liabilities
Debt securities at fair value		(19,943)		44,338		(51,673)		-		(27,278)
Equity securities at fair value		(104,317)		(9,072)		13,059		(154)		(100,484)
Derivative instruments		(333,317)		240,468		(21,586)		46,461		(67,974)
Accounts receivable		-		(260,621)		-		-		(260,621)
Differences between the accounting and tax bases of loans and receivables		(238,492)		(30,255)		-		-		(268,747)
Allowance for impairment on loans and receivables		(227,336)		(48,449)		-		-		(275,785)
Differences between accounting and tax basis of foreclosed assets		(83,774)		36,991		-		-		(46,783)
Provision for foreclosed assets		(15,198)		(22,600)		-		-		(37,798)
Differences between the accounting and tax base for property plant and equipment costs		(355,478)		(44,865)		-		163		(400,180)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(227,591)		18,114		-		(72)		(209,549)
Differences between accounting and tax basis of deferred charges and of intangible assets		(60,003)		(595)		-		-		(60,598)
Unrealized profits of foreign subsidiaries		(38,209)		16,180		-		-		(22,029)
Provisions		(1,961)		1,490		-		-		(471)
Goodwill		(42,822)		(43,214)		-		-		(86,036)
Deferred Income		(26,940)		(7,673)		-		-		(34,613)
Financial assets in concession arrangements		(627,666)		(90,830)		-		-		(718,496)
Biological assets		(17,578)		3,320		-		7,452		(6,806)
Other		(152,824)		85,669		-		1,755		(65,400)
Subtotal	Ps.	(2,573,449)	Ps.	(111,604)	Ps.	(60,200)	Ps.	55,605	Ps.	(2,689,648)
Net	Ps.	(301,971)	Ps.	(348,601)	Ps.	(396,125)	Ps.	(5,150)	Ps.	(1,051,847)

Year ended on December 31, 2015

	Balance as of December 31, 2014		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2015
Deferred tax assets
Debt securities at fair value	Ps.	17,317	Ps.	240,415	Ps.	263,532	Ps.	(230,799)	Ps.	290,465
Equity securities at fair value		7,505		(1,082)		-		(6,100)		323
Derivatives instruments		555,521		(159,875)		(19,044)		142,390		518,992
Differences between the accounting and tax bases of the loans and receivables		30,998		(26,337)		-		991		5,652
Account receivable		-		7,852		-		-		7,852
Allowance for impairment on loans and receivables		102,662		12,503		-		(19,111)		96,054
Allowance for other accounts receivable		1,897		(1,730)		-		17,952		18,119
Financial asset in concession contracts		11,341		588		-		167		12,096
Differences between accounting and tax basis of goods received as payment		30,180		(16,854)		-		-		13,326
Differences between accounting and tax basis of the cost in property, plant and equipment		39,561		21,074		-		(2,130)		58,505
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		6,938		(1,526)		-		3		5,415
Biological assets		4,580		(4,211)		-		-		369
Differences between accounting and tax basis of deferred charges of intangible assets		59,354		17,701		-		-		77,055
Tax losses carry forward		45,601		3,020		478,532		-		527,153
Surplus of presumptive income		16,147		(13,249)		163,218		-		166,116
Provisions		126,762		23,070		-		(3,254)		146,578
Employee benefits		104,872		3,927		(7,251)		(324)		101,224
Goodwill		6,947		-		-		-		6,947
Deferred Income		8,092		30,574		-		(2,809)		35,857
Lease agreements		7,315		1,099		-		-		8,414
Other		180,108		(68,038)		-		62,896		174,966
Subtotal	Ps.	1,363,698	Ps.	68,921	Ps.	878,987	Ps.	(40,128)	Ps.	2,271,478

Deffered tax liabilities
Debt securities at fair value		9,509		(243,790)		-		214,338		(19,943)
Equity securities at fair value		(103,469)		103		-		(951)		(104,317)
Derivatives instruments		(346,677)		149,307		-		(135,947)		(333,317)
Differences between the accounting and tax bases of the loans and receivables		(77,205)		(27,030)		-		(134,257)		(238,492)
Allowance for impairment on loans and receivables		(366,953)		5,457		-		134,160		(227,336)
Differences between the accounting and tax base of goods received as payment		(60,587)		(44,414)		-		21,227		(83,774)
Provision for goods received as payment		(10,070)		(5,151)		-		23		(15,198)
Differences between the accounting and tax base for property plant and equipment costs		(453,088)		98,866		-		(1,256)		(355,478)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(207,123)		(23,775)		-		3,307		(227,591)
Differences between accounting and tax basis of deferred charges of intangible assets		(33,639)		(26,364)		-		-		(60,003)
Profits not carried as investments in subsidiaries		(17,974)		(20,235)		-		-		(38,209)
Provisions		(24,468)		18,448		-		4,059		(1,961)
Goodwill		(23,166)		(19,656)		-		-		(42,822)
Accumulative translation adjustment in foreign operations		(22,661)		(7,088)		-		2,809		(26,940)
Financial and intangible assets in concession contracts		(484,105)		(143,561)		-		-		(627,666)
Biological assets		(10,098)		(7,480)		-		-		(17,578)
Other		(137,604)		81,121		-		(96,340)		(152,823)
Subtotal	Ps.	(2,369,378)	Ps.	(215,242)	Ps.	-	Ps.	11,171	Ps.	(2,573,449)
Net	Ps.	(1,005,680)	Ps.	(146,321)	Ps.	878,987	Ps.	(28,957)	Ps.	(301,971)

Disclosure of deferred taxes [text block]
The Group offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

December 31, 2017	Gross Deferred tax amounts		Offset		Balances on Statement of financial position
Deferred tax asset	Ps.	1,520,787	Ps.	(1,381,364)	Ps.	139,423
Deferred tax liability		(3,078,207)		1,381,364		(1,696,843)
Net	Ps.	(1,557,420)	Ps.	-	Ps.	(1,557,420)

December 31, 2016	Gross Deferred tax amounts		Offset		Balances on Statement of financial position
Deferred tax asset	Ps.	1,637,801	Ps.	(1,442,839)	Ps.	194,962
Deferred tax liability		(2,689,648)		1,442,839		(1,246,809)
Net	Ps.	(1,051,847)	Ps.	-	Ps.	(1,051,847)

Disclosure of detailed information about the effects of the current and deferred income taxes in each component of Other Comprehensive Income [Text Block]
The effects of the current and deferred taxes in each component of other comprehensive income is detailed below during the years ended on December 31, 2017, 2016 and 2015:

	December 31, 2017
	Amount before taxes		Current tax expense (Income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(47,197)	Ps.	-	Ps.	-	Ps.	(47,197)
Hedging derivatives in foreign currency		16,832		-		(5,554)		11,278
Hedging financial liabilities in foreign currency		30,568		-		(11,065)		19,503
Cash Flow hedging		(2,340)		-		969		(1,371)
Foreign currency translation differences for foreign operations		(91,497)		(12,657)		956		(103,198)
Debt financial instruments		284,480		-		(69,743)		214,737
Equity financial instruments		57,245		-		(720)		56,525
Investment in associates and joint ventures		1,128		-		116		1,244
Actuarial gains (losses) from defined benefit pension plans		(100,232)		-		24,081		(76,151)
Total “other comprehensive income” during the period	Ps.	148,987	Ps.	(12,657)	Ps.	(60,960)	Ps.	75,370

	December 31, 2016
	Amount before taxes		Current tax expense (Income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(475,000)	Ps.	-	Ps.	-	Ps.	(475,000)
Hedging derivatives in foreign currency		291,506		47,419		(187,480)		151,445
Hedging financial liabilities in foreign currency		35,819		(23,854)		-		11,965
Cash Flow hedging		17,967		-		-		17,967
Foreign currency translation differences for foreign operations		(125,161)		8,204		-		(116,957)
Debt financial instruments		948,212		-		(263,763)		684,449
Equity financial instruments		34,509		-		40,735		75,244
Investment in associates and joint ventures		(20,061)		-		-		(20,061)
Actuarial gains (losses) from defined benefit pension plans		(41,228)		-		14,383		(26,845)
Total “other comprehensive income” during the period	Ps.	666,563	Ps.	31,769	Ps.	(396,125)	Ps.	302,207

	December 31, 2015
	Amount before taxes		Current tax expense (income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	2,366,849	Ps.	(37,861)	Ps.	-	Ps.	2,328,988
Hedging derivatives in foreign currency		(1,683,346)		89,960		629,531		(963,855)
Hedging financial liabilities in foreign currency		(755,431)		267,528		-		(487,903)
Cash Flow hedging		17,500		-		(6,825)		10,675
Foreign currency translation differences for foreign operations		24,878		-		-		24,878
Debt financial instruments		(922,083)		-		263,532		(658,551)
Equity financial instruments		(6,548)		-		-		(6,548)
Investment in associates and joint ventures		31,964		-		-		31,964
Actuarial gains (losses) from defined benefit pension plans		6,162		-		(7,251)		(1,089)
Total “other comprehensive income” during the period	Ps.	(920,055)	Ps.	319,627	Ps.	878,987	Ps.	278,559

Disclosure of detailed information about uncertainties in open tax positions [Text Block]
Uncertainties on open tax positions of the four banks of Grupo Aval are as follows:

Bank	December 31, 2017		December 31, 2016
Bogotá	Ps.	86,592	Ps.	66,428
Occidente		7,657		31,463
Popular		443		338
Villas		-		5,927
Total	Ps.	94,692	Ps.	104,156

Disclosure of detailed information about the roll forward of tax uncertainties [Text Block]
The roll-forward of tax uncertainties during the years ended on December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	104,156	Ps.	145,968	Ps.	114,627
Provisions increase during the year		18,039		31,039		30,191
Provisions used		(873)		(1,867)		(1,145)
Amounts reversed due to provisions not used		(32,010)		(73,084)		(25,259)
Financial cost		7,477		12,098		7,541
Foreign exchange adjustments		(2,097)		(9,998)		20,013
Balance at the end of the year	Ps.	94,692	Ps.	104,156	Ps.	145,968

Disclosure of detailed information about the expiry of tax uncertainties [Text Block]
The balance as of December 31, 2017 and 2016 is expected to be completely used or released once the inspection rights from the tax authorities regarding tax returns expire, as follows:

Year	December 31, 2017		December 31, 2016
2017		-		10,027
2018		3,484		11,057
2019		3,109		13,670
2020		21,579		23,926
2021		23,902		24,413
2022		23,034		19,681
2023		18,250		1,382
2024		1,334		-
Total	Ps.	94,692	Ps.	104,156